April 22, 2022

VIA ELECTRONIC TRANSMISSION

Re:	THOR Financial Technologies Trust

Ladies and Gentlemen:

On behalf of THOR Financial Technologies Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn Strasser

JoAnn Strasser